Transactions with Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 05, 2016	Jun. 08, 2015	Aug. 13, 2015	Sep. 22, 2017	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Nov. 18, 2014
Related Party Transaction [Line Items]
Refundable security deposit held in escrow	$ 5,000					$ 5,000		$ 0
Issuance of common stock, shares			3,106		90,651,603
Common stock shares outstanding	91,567,982				8,975	91,567,982		17,486
Chairman
Related Party Transaction [Line Items]
Issuance of common stock, shares			155,299
Common stock shares outstanding	8,525,596					8,525,596
Percentage of shareholder	9.30%					9.30%
Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Issuance of common stock, shares			28,571,428
Common stock shares outstanding					82,586,851			160,888,606
Before the 1-for-9,200 reverse stock split | Chairman
Related Party Transaction [Line Items]
Issuance of common stock, shares			1,428,571
Steel Wheel Investments Limited
Related Party Transaction [Line Items]
Ownership in Ocean Rig						170
Steel Wheel Investments Limited | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Ownership in Ocean Rig						1,570,226
DryShips Inc.
Related Party Transaction [Line Items]
Unsecured debt to former parent company									$ 120,000
Treasury Stock, Shares, Acquired		6,096
DryShips Inc. | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Treasury Stock, Shares, Acquired		56,079,533
TMS Offshore Services Ltd.
Related Party Transaction [Line Items]
Total charges						$ 45,521
TMS Offshore Services Ltd. | Restructuring plan
Related Party Transaction [Line Items]
Fees on monies earned under drilling contracts	1.00%
Termination fee	$ 150,000
Termination fee, lowest threshold	30,000
Annual fee	15,500
Additional fee based on satisfaction of certain metrics	$ 10,000
TMS Offshore Services Ltd. | Restructuring plan | Upon any cause
Related Party Transaction [Line Items]
Period required for cancellation written notice for agreement	5 days
Termination fee	$ 50,000
Refundable security deposit held in escrow	$ 5,000					$ 5,000
Prime Cap Shipping Inc.
Related Party Transaction [Line Items]
Issuance of common stock, shares					8,524,793
Percentage of shareholder					9.32%
Global Services Agreement January 2013 | Cardiff Drilling Inc.
Related Party Transaction [Line Items]
Termination date of agreement						Mar. 31, 2016
Consultancy Agreement January 2013 | Vivid Finance Limited
Related Party Transaction [Line Items]
Termination date of agreement						Mar. 31, 2016
Consultancy Agreement January 2013 | Azara Services S.A.
Related Party Transaction [Line Items]
Termination date of agreement						Dec. 31, 2016
Consultancy Agreement 2012 | Basset
Related Party Transaction [Line Items]
Termination date of agreement						Dec. 31, 2016
Ownership in Ocean Rig						12
Consultancy Agreement 2012 | Basset | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Ownership in Ocean Rig						114,286
Exchange of $120.0 million Exchangeable Promissory Note | DryShips Inc.
Related Party Transaction [Line Items]
Debt facility, Amount exchanged							$ 120,000
Treasury Stock, Shares, Acquired				1,932			2,415
Exchange of $120.0 million Exchangeable Promissory Note | DryShips Inc. | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Treasury Stock, Shares, Acquired				17,777,778			22,222,222
Crescendo and Jubilee | DryShips Inc.
Related Party Transaction [Line Items]
Duration of time charter agreement						60 days